EARNINGS (LOSSES) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS (LOSSES) PER COMMON SHARE
Schedule of Basic and Diluted Losses Per Common Share

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss attributable to ATA Creativity Global	(33,660,245)	(36,097,777)	(48,047,494)
Net loss available to common shareholders	(33,660,245)	(36,097,777)	(48,047,494)
Denominator:
Denominator for basic loss per share:
Weighted average common shares outstanding	62,789,811	62,978,139	63,407,020
Denominator for diluted loss per share	62,789,811	62,978,139	63,407,020
Basic loss per common share attributable to ATA Creativity Global	(0.54)	(0.57)	(0.76)
Diluted loss per common share attributable to ATA Creativity Global	(0.54)	(0.57)	(0.76)

Summary of Potential Common Shares Outstanding Excluded From the Calculation of Diluted Earnings (Loss) Per Share

	Years ended December 31,
	2023	2024	2025
Shares issuable under restricted shares and share options	2,730,129	2,514,601	2,235,317